Investments	12 Months Ended
Dec. 31, 2021
Investments
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Short-term investments
Held-to-maturity investments	114,928	29,288	4,596
Available-for-sale investments	—	13,805	2,166
Trading debt securities	—	14,804	2,323
Equity securities measured at fair value	—	7,925	1,244
Investments held by consolidated investment funds measured at fair value	—	26,981	4,234
Total short-term investments	114,928	92,803	14,563
Long-term investments
Available-for-sale investments	14,135	—	—
Investments held by consolidated investment funds measured at fair value	74,498	80,327	12,605
- Other long-term investments
- Investments measured at fair value	285,045	376,957	59,153
- Investments measured at cost less impairment
- Private equity funds products	100,295	96,302	15,112
- Other investments measured at cost less impairment	62,411	114,986	18,044
Total other long-term investments	447,751	588,245	92,309
Total long-term investments	536,384	668,572	104,914
Total investments	651,312	761,375	119,477

Held-to-maturity investments consist of investments managed by the Group that have stated maturity and normally pay a prospective fixed or floating rate of return, carried at amortized cost. The Group recorded investment income on these products of RMB5,711, RMB10,311 and RMB1,568 for the years ended December 31, 2019, 2020 and 2021, respectively. The gross unrecognized holding gain was RMB5,087 and RMB612 as of December 31, 2020 and 2021, respectivley. Due to the credit deterioration of certain held-to-maturity investments, an other-than-temporary impairment loss of RMB104,365 was recognized and recorded in investment income (loss) for the year ended December 31, 2019. No credit loss related to held-to-maturity investments was recognized for the years ended December 31, 2020 and 2021.

Available-for-sale investments consist of investments managed by the Group that have stated maturity and normally pay a prospective fixed rate of return, carried at fair value. All of available-for-sale investments as of December 31, 2021 of RMB13,805 will mature in 2022. Changes in fair value of the available-for-sale investments, net of tax, for the years ended December 31, 2019, 2020 and 2021 was RMB4,306, RMB(4) and RMB243, respectively, recorded in the other comprehensive income (loss), of which RMB5,103, RMB(775) and RMB243 was realized and reclassified from other comprehensive income (loss) to investment income (loss) in the consolidated statements of operations for the years ended December 31, 2019, 2020 and 2021. The amortized cost of the available-for-sale investments as of December 31, 2020 and 2021 was RMB14,135 and RMB13,805, respectively. No other-than-temporary impairment for available-for-sale investments was recognized for the year ended December 31, 2019, and no credit loss was recognized for the years ended December 31, 2020 and 2021.

The consolidated investment funds are, for GAAP purposes, investment companies and reflect their investments at fair value. The Group has retained this specialized accounting for the consolidated funds in consolidation. Accordingly, the unrealized gains and losses resulting from changes in fair value of the investments held by the consolidated investment funds are recorded in the consolidated statements of operations as investment income.

Other long-term investments consist of investments in several private equity funds as a limited partner with insignificant equity interest and equity investments of common shares of several companies with less than 20% interest. The Group elects to measure these investments at fair value or at cost, less impairment. The Group recognized impairment loss related to investments measured at cost, less impairment, of nil, RMB115,100 and RMB10,000 in investment income (loss) for the years ended December 31, 2019, 2020 and 2021, respectively. The impairment in 2020 was due to the deteriorating operation of a single investment and measured as the difference between the investment’s carrying amount and fair value estimated based on a quotation offered from an unrelated third party accepted by the Group. In 2021, the negotiation was suspended due to the continued deterioration of underlying investment, and the Group impaired the investment to nil with an impairment loss of RMB10,000 for the year ended December 31, 2021.